Related Party Balances And Transactions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 2,046	$ 2,412	$ 2,121
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	100	265	1,130
RAD-BYNET [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	1,699	1,197	1,476
RAD-BYNET [Member] | Inventories [Member]
Related Party Transaction [Line Items]
Expenses	4,149	4,770	4,310
RAD-BYNET [Member] | Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 100	$ 265	$ 1,130